Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		$ 14,888,644	$ 3,426,467
Restricted cash-bank balances held on behalf of customers		808,923	1,367,630
Securities owned, at fair value		30,325,800	17,622
Receivables from broker-dealers and clearing organizations		23,689,967	8,089,193
Crypto currencies		201,152
Short-term loans receivable		508,756	2,239,378
Other receivables		67,475	724,708
Prepaids, deposits and other		2,195,925	749,231
Total current assets		72,686,642	16,614,229
Long term investment		1,548,565
Fixed assets, net		10,264,199	34,919
Intangible assets		86,585	86,728
Other assets		1,931,686	6,169,065
Deferred taxes			1,128
Total Assets		86,517,677	22,906,069
Current Liabilities
Payables to customers		14,362,840	5,221,270
Payables to broker-dealers and clearing organizations		24,270,558	3,845,740
Accrued expenses and other payables		1,169,408	1,807,927
Short-term borrowings			293,905
Due to director		152,472	149,522
Total current liabilities		39,955,278	11,318,364
Convertible debenture			816,006
Warrant liabilities		3,881,250	1,469,821
Total Liabilities		43,836,528	13,604,191
Stockholders’ Equity
Preferred shares, $0.0001 par value, 50,000,000 shares authorized
Series A Convertible Preferred Shares - 345,000 shares authorized, stated value of $1,000 per share, 7,000 and none shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively		4,231,453
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 29,328,180 and 9,627,553 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively (i)	[1]	2,933	963
Class B ordinary shares, $0.0001 par value, 150,000,000 shares authorized, 9,843,096 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively (i)	[1]	984	984
Additional paid in capital	[1]	51,575,575	12,269,761
Accumulated deficit		(13,051,036)	(2,952,362)
Accumulated other comprehensive losses		(42,533)	(17,468)
Total LGHL Stockholders’ Equity		42,717,376	9,301,878
Non-controlling interest		(36,227)
Total shareholders’ equity		42,681,149	9,301,878
Total Liabilities and Stockholders’ equity		$ 86,517,677	$ 22,906,069

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.